Commitments and Contingencies (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Matching contributions expense recorded	$ 294,000	$ 220,000
RENEO PHARMACEUTICALS INC [Member]
Commitments and Contingencies [Line Items]
Matching contributions expense recorded	$ 200,000